Equity (Details) - Schedule of share capital - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Capital [Abstract]
Ordinary shares of no par value, Authorized	142,487	142,487
Ordinary shares of no par value, Issued and outstanding	88,791	77,642